Sales Financing Receivables And Loan Receivables (Schedule Of Long-Term Trade Accounts Receivable-Net) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-current	¥ 31,409	¥ 27,487
Long-Term Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	26,901	24,500
Non-current	31,409	27,487
Total long-term trade accounts receivable	58,310	51,987
Less: Allowance for doubtful accounts	(1,027)	(1,016)
Long-term trade accounts receivable-net	¥ 57,283	¥ 50,971